Other Liabilities (Insurance Reserves) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Self Insurance Reserve
Self insurance reserve, beginning	$ 416.6	$ 431.5	$ 426.4
Additions charged to expense	360.4	354.8	379.1
Payments	(373.1)	(372.2)	(377.2)
Accretion expense	1.9	2.5	3.2
Self insurance reserve, ending	405.8	416.6	431.5
Less: current portion	(127.7)	(118.6)	(136.6)
Long-term portion	$ 278.1	$ 298.0	$ 294.9